Trade Receivables - Movement in ECL allowance (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 376	$ 1,156
Change in estimate	3,669	(780)
Ending balance	$ 4,045	$ 376